employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Other comprehensive income
Discount rate used to determine defined benefit obligations	5.03%		5.03%		4.90%
Total	$ 1	$ (36)	$ (16)	$ (35)
Effect of asset ceiling
Other comprehensive income
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling			1,463		$ 1,351
Pension plans | Pension plan | Plan assets
Employee benefits expense
Employees' contributions	5	5	9	9
Administrative fees	(1)	(1)	(2)	(2)
Total	4	4	7	7
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	114	108	229	215
Interest effect on asset ceiling limit	(16)	(15)	(33)	(29)
Total	98	93	196	186
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	216	(15)	153	38
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling	(32)	(99)	(79)	(103)
Total	184	(114)	74	(65)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			9	10
BENEFITS PAID BY PLANS			(234)	(234)
PLAN ACCOUNT BALANCES
Change in period			52	(96)
Balance at beginning of period			8,258	8,262	8,262
Balance at end of period	8,310	8,166	8,310	8,166	8,258
Pension plans | Pension plan | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	8,301	8,157	8,301	8,157
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	9	9	9	9
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	9	9	9	9
Pension plans | Pension plan | Defined benefit obligation accrued
Employee benefits expense
Benefits earned for current service	(18)	(18)	(34)	(36)
Benefits earned for past service	(4)		(4)
Total	(22)	(18)	(38)	(36)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	(102)	(96)	(203)	(192)
Total	(102)	(96)	(203)	(192)
Other comprehensive income
Changes in plan financial assumptions	(185)	150	(58)	100
Total	(185)	150	(58)	100
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS			234	234
PLAN ACCOUNT BALANCES
Change in period			(65)	106
Balance at beginning of period			(8,476)	(8,452)	(8,452)
Balance at end of period	(8,541)	(8,346)	(8,541)	(8,346)	(8,476)
Pension plans | Pension plan | Defined benefit obligation accrued | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	(8,067)	(7,896)	(8,067)	(7,896)
Pension plans | Pension plan | Defined benefit obligation accrued | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	(474)	(450)	(474)	(450)
Pension plans | Pension plan | Defined benefit obligation accrued | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	(254)	(226)	(254)	(226)
Pension plans | Pension plan | Defined benefit obligation accrued | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of period	(220)	(224)	(220)	(224)
Pension plans | Pension plan | Net
Employee benefits expense
Total	(18)	(14)	(31)	(29)
Financing costs
Total	(4)	(3)	(7)	(6)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME	(22)	(17)	(38)	(35)
Other comprehensive income
Total	(1)	36	16	35
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME	(23)	19	(22)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			9	10
PLAN ACCOUNT BALANCES
Change in period			(13)	10
Balance at beginning of period			(218)	(190)	(190)
Balance at end of period	(231)	(180)	(231)	(180)	$ (218)
Pension plans | Pension plan | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	234	261	234	261
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	(465)	(441)	(465)	(441)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	(245)	(217)	(245)	(217)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of period	$ (220)	$ (224)	$ (220)	$ (224)